Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$ 689	$ 420
Long-term receivables	180	229
Pension overfunded status	23	21
Unrealized gain on cash flow hedges	46	6
Other, net	21	43
Total other assets	$ 959	$ 719